Stock options and other stock-based plans: (Details 2) (Stock options, CAD)	12 Months Ended
Dec. 31, 2012
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	3.22
Exercise price, high end of the range (in Canadian dollars per share)	33.83
Number outstanding (in shares)	996,047
Weighted average remaining contractual life	3 years 5 months 1 day
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	27.78
Number exercisable (in shares)	226,487
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	8.06
$ 3.22 to $ 3.47
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	3.22
Exercise price, high end of the range (in Canadian dollars per share)	3.47
Number outstanding (in shares)	7,218
Weighted average remaining contractual life	1 year 6 months
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	3.31
Number exercisable (in shares)	7,218
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	3.31
$ 4.24 to $ 4.87
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	4.24
Exercise price, high end of the range (in Canadian dollars per share)	4.87
Number outstanding (in shares)	37,458
Weighted average remaining contractual life	1 year 3 months 18 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	4.48
Number exercisable (in shares)	37,458
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	4.48
$ 5.29 to $ 9.10
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	5.29
Exercise price, high end of the range (in Canadian dollars per share)	9.10
Number outstanding (in shares)	90,301
Weighted average remaining contractual life	7 months 6 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	6.34
Number exercisable (in shares)	90,301
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	6.34
$ 10.50 to $ 11.11
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	10.50
Exercise price, high end of the range (in Canadian dollars per share)	11.11
Number outstanding (in shares)	78,655
Weighted average remaining contractual life	2 years
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	11.04
Number exercisable (in shares)	78,655
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	11.04
$ 14.90 to $ 16.50
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	14.90
Exercise price, high end of the range (in Canadian dollars per share)	16.50
Number outstanding (in shares)	21,188
Weighted average remaining contractual life	3 years 1 month 6 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	15.53
Number exercisable (in shares)	12,855
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	14.90
$ 29.76 to $ 33.83
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	29.76
Exercise price, high end of the range (in Canadian dollars per share)	33.83
Number outstanding (in shares)	761,227
Weighted average remaining contractual life	4 years
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	33.77